Business Segments [Text Block] (Tables)	6 Months Ended
Sep. 30, 2018
Segment Reporting [Abstract]
Financial Information by Business Segment [Table Text Block]

	Customer Business
	Retail & Commercial Banking Business Group	Japanese Corporate & Investment Banking Business Group	Global Corporate & Investment Banking Business Group	Global Commercial Banking Business Group	Asset Management & Investor Services Business Group	Total	Global Markets Business Group	Other	Total(1)
	(in billions)
Six months ended September 30, 2017:
Net revenue:	¥766.9	¥252.2	¥195.3	¥314.5	¥93.1	¥1,622.0	¥373.9	¥41.3	¥2,037.2
BK and TB(2):	382.9	214.1	124.7	(1.5)	41.7	761.9	278.4	69.3	1,109.6
Net interest income	234.0	77.8	48.6	(1.5)	—	358.9	121.9	111.6	592.4
Net fees	133.6	109.0	78.0	—	41.7	362.3	(9.3)	(34.9)	318.1
Other	15.3	27.3	(1.9)	—	—	40.7	165.8	(7.4)	199.1
Other than BK and TB	384.0	38.1	70.6	316.0	51.4	860.1	95.5	(28.0)	927.6
Operating expenses	609.5	148.8	122.6	227.4	58.7	1,167.0	113.9	79.3	1,360.2

Operating profit (loss)	¥157.4	¥103.4	¥72.7	¥87.1	¥34.4	¥455.0	¥260.0	¥(38.0)	¥677.0

Six months ended September 30, 2018:
Net revenue:	¥754.5	¥260.5	¥200.6	¥343.8	¥104.4	¥1,663.8	¥258.3	¥12.1	¥1,934.2
BK and TB(2):	363.3	203.7	136.5	(0.9)	49.0	751.6	166.2	97.5	1,015.3
Net interest income	233.1	75.6	57.9	(0.9)	—	365.7	103.7	189.8	659.2
Net fees	115.4	98.9	78.3	—	49.0	341.6	(9.1)	(31.1)	301.4
Other	14.8	29.2	0.3	—	—	44.3	71.6	(61.2)	54.7
Other than BK and TB	391.2	56.8	64.1	344.7	55.4	912.2	92.1	(85.4)	918.9
Operating expenses	608.8	144.9	123.4	239.5	60.6	1,177.2	113.1	73.4	1,363.7

Operating profit (loss)	¥145.7	¥115.6	¥77.2	¥104.3	¥43.8	¥486.6	¥145.2	¥(61.3)	¥570.5

Notes:	(1)

Prior period business segment information has been restated to reflect the transfer of corporate loan-related businesses of Mitsubishi UFJ Trust and Banking to MUFG Bank. In accordance with internal management accounting rules and practices, the transfer resulted in a decrease of the total operating profit by ¥11.8 billion for the six months ended September 30, 2017.

	(2)	“BK and TB” is a sum of MUFG Bank on a stand-alone basis and Mitsubishi UFJ Trust and Banking on a stand-alone basis.

Reconciliation of Operating Profit (Loss) from Segments to Condensed Consolidated Statements of Income [Table Text Block]

	Six months ended September 30,
	2017	2018
	(in billions)
Operating profit	¥677	¥571
Reversal of credit losses	187	71
Foreign exchange gains (losses)—net	23	(43)
Trading account losses—net	(50)	(330)
Equity investment securities gains—net	95	391
Debt investment securities gains (losses)—net	(5)	14
Equity in earnings of equity method investees—net	89	140
Provision for off-balance sheet credit instruments	(1)	(42)
Other—net	(1)	(76)

Income before income tax expense	¥1,014	¥696